STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION	STOCK-BASED COMPENSATION
Stock-based compensation expense include expense attributable to the Company based on the awards and terms previously granted to the Company’s employees. Unvested restricted stock unit awards and performance-contingent awards have been adjusted to provide holders with restricted stock units awards and performance-contingent awards under the Company’s stock-based compensation plans.
Equity Incentive Programs
On August 3, 2020, the Board of Maxeon adopted the 2020 Omnibus Incentive Plan (the “2020 Plan”), which was approved by SunPower, the sole shareholder prior to the Spin-off, on August 4, 2020, authorizing an aggregate number of shares available for issuance as award was 3,889,754. The 2020 Plan allows for the grant of awards representing the right to acquire, or based on the value of, Maxeon’s ordinary shares (“Maxeon Shares”), and includes non-statutory share options, share appreciation rights, restricted shares, restricted share units, and cash-based incentive awards. Replacement awards may also be granted under the Plan in substitution of awards of ordinary shares of SunPower Corporation held by certain participants whose employment will be transferred to Maxeon. The 2020 Plan includes an automatic annual increase mechanism equal to three percent of the number of outstanding Maxeon Shares of all classes of Maxeon on the last day of the immediately preceding fiscal year or by a small number determined by the Board. On February 28, 2024, the Compensation Committee of the Board, through delegated authority, approved an additional 1,348,978 Ordinary Shares which will be available and authorized for issuance under the 2020 Plan, on top of the initial authorized number of shares and the automatic annual increase mechanism. Under the 2020 Plan, the restricted stock units typically vest in equal installments annually over four years. Starting from fiscal year 2024, awards granted vest in equal installments annually over three years.
During fiscal year 2023, the Company has granted the new issuance of Performance Share Unit with a number of PSUs to be vested after achieving performance targets which is based on market conditions for the respective performance period (“New PSU Grant”). The New PSU Grant shall vest in full, upon achieving the three-year performance target. The vesting of the award is subjected to continuous service through the applicable vesting date.
In addition to the New PSU Grant, the Company also rolled out the Transformation Performance Share Unit PSU Plan (the “Transformation PSU Plan”) with a number of PSUs to be vested after achieving certain targets for the respective performance period (“Transformation PSU Grant”). 40% of the Transformation PSU Grant will vest in two equal annual installments, upon achieving the one-year target and 60% of the Transformation PSU Grant will vest in two equal annual installments, upon achieving the two-year target. The vesting of the award is subjected to continuous service through the applicable vesting date. The Transformation PSU Plan is introduced to replace the previous Transformation Incentive Plan (“TIP”) that was granted in fiscal year 2022 which has since been terminated with the grant of the Transformation PSU Plan. The introduction of the Transformation PSU Plan modified the key terms and conditions of TIP Plan from performance-based condition to a market-based condition, and accordingly has been treated as modification of award from liability award to equity award. The modification affects 8 grantees that were previously qualified for the TIP Plan but does not result in a significant incremental compensation cost. Accordingly, the expected award value for TIP as of January 1, 2023 with carrying amount of $1.7 million that was recorded in “Accrued liabilities” in the “Consolidated Balance Sheets” has been reversed out in fiscal year 2023. The Transformation PSU Plan was terminated during fiscal year 2024.
The majority of shares issued are net of the minimum statutory withholding requirements that Maxeon pays on behalf our employees. During fiscal year 2024 and 2023, Maxeon withheld 4 and 7,864 shares to satisfy the employees’ tax obligations. Maxeon pays such withholding requirements in cash to the appropriate taxing authorities. Shares withheld are treated as ordinary shares repurchases for accounting and disclosure purposes and reduce the number of shares outstanding upon vesting.
The following table summarizes the stock-based compensation expense by line item in the Consolidated Statements of Operations:

	Fiscal Year Ended
(In thousands)	December 31, 2024	December 31, 2023	January 1, 2023
Cost of revenue	$2,474	$989	$1,535
Research and development	2,658	3,279	1,513
Sales, general and administrative	23,568	14,058	11,532
Total stock-based compensation expense	$28,700	$18,326	$14,580
For fiscal year 2024, 2023 and 2022, the net stock-based compensation expense capitalized to inventory$44.9 thousand, $2.0 million and $0.2 million, respectively.
The following table summarizes the non-vested restricted stock units' activities under the 2020 Plan:

	Restricted Stock Units	Performance Stock Units
(In thousands)	Shares	Shares
Outstanding as of December 31, 2023	$27	$15
Granted	$58	$1
Vested	$(33)	$—
Forfeited	$(6)	$(12)
Outstanding as of December 31, 2024	46	4
We estimate the fair value of our restricted stock awards and units at our stock price on the grant date. The weighted-average grant date fair value of restricted stock units and performance stock units granted under the 2020 Plan during fiscal year 2024, 2023 and 2022 was $0.55, $15.60 and $15.34 respectively. The total fair value of restricted stock units and performance stock units vested under the 2020 Plan during fiscal year 2024, 2023 and 2022 was $4.1 million,$13.4 million and $13.1 million, respectively.
As of December 31, 2024, the total unrecognized stock-based compensation related to outstanding restricted stock units and performance stock units was $20.8 million, which we expect to recognize over a weighted-average period of 0.3 years.